Employee benefit plans - Components of net periodic benefit cost (Details) - Pension defined benefit plans - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Defined benefit pension plans
Current service cost	€ 7,634	€ 5,427	€ 22,539	€ 19,059
Net interest cost	3,507	3,307	10,424	9,755
Net periodic benefit costs	€ 11,141	€ 8,734	€ 32,963	€ 28,814